SEC. FILE NOS. 33-26431
               811-5750

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 20
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 22

THE TAX-EXEMPT MONEY FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
Robert E. Carlson, Esq.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
 555 S. Flower Street, 23rd Floor
 Los Angeles, CA  90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                   The Cash Management Trust of America/(R)/
                  The U.S. Treasury Money Fund of America/SM/
                    The Tax-Exempt Money Fund of America/SM/

                                   Prospectus



         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   6      Fees and Expenses of the Funds
-----------------------------------------------------
   8      Investment Objective, Strategies and Risks
-----------------------------------------------------
   9      Management and Organization
-----------------------------------------------------
  10      Shareholder Information
-----------------------------------------------------
  11      Choosing a Share Class
-----------------------------------------------------
  13      Purchase and Exchange of Shares
-----------------------------------------------------
  14      Sales Charges
-----------------------------------------------------
  15      Sales Charge Waivers
-----------------------------------------------------
  15      Plans of Distribution
-----------------------------------------------------
  16      How to Sell Shares
-----------------------------------------------------
  18      Distributions and Taxes
-----------------------------------------------------
  19      Financial Highlights
-----------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The funds provide you an opportunity to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obligations; U.S. Treasury Money Fund by investing exclusively in U.S. Treasury securities; and Tax-Exempt Money Fund by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

 Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THE FUNDS WILL BE ABLE TO DO SO, AND YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                              CASH MANAGEMENT TRUST

                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

 [bar chart]
 1001   5.51%
 1992   3.14%
 1993   2.54%
 1994   3.66%
 1995   5.50%
 1996   4.93%
 1997   5.11%
 1998   5.05%
 1999   4.68%
 2000   5.92%
 [end bar chart]

    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST                      1.58%  (quarter ended March 31, 1991)
        LOWEST                       0.62%  (quarter ended June 30, 1993)

MONEY MARKET FUNDS / PROSPECTUS

                            U.S. TREASURY MONEY FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 [bar chart]
 1992   3.05%
 1993   2.48%
 1994   3.36%
 1995   5.03%
 1996   4.59%
 1997   4.75%
 1998   4.44%
 1999   4.11%
 2000   5.30%
 [end bar chart]


    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST           1.38%  (quarter ended September 30, 2000)
        LOWEST            0.60%  (quarter ended June 30, 1993)

                                                 MONEY MARKET FUNDS / PROSPECTUS

                              TAX-EXEMPT MONEY FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
 [bar chart]
 1991   4.17%
 1992   2.51%
 1993   1.83%
 1994   2.23%
 1995   3.21%
 1996   2.85%
 1997   3.00%
 1998   2.83%
 1999   2.60%
 2000   3.50%
 [end bar chart]

    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST         1.14%  (quarter ended March 31, 1991)
        LOWEST          0.42%  (quarter ended March 31, 1994)

MONEY MARKET FUNDS / PROSPECTUS

 All fund results in the table below reflect the reinvestment of dividend and capital gain distributions. Since Cash Management Trust's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results are not available for the 2000 calendar year. U.S. Treasury Money Fund and Tax-Exempt Money Fund only offer Class A shares.

 AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2000:
                            ONE       FIVE      TEN                    7-DAY
                            YEAR     YEARS     YEARS     LIFETIME      YIELD
 CASH MANAGEMENT TRUST
 Class A - began 11/3/76
 (with no sales charge
 imposed)                  5.92%     5.14%     4.60%       7.28%       5.94%
 U.S. TREASURY MONEY
 FUND
 Class A - began 2/1/91
 (with no sales charge     5.30%     4.64%      N/A        4.22%       5.12%
 imposed)
 ------------------------------------------------------------------------------
 TAX-EXEMPT MONEY FUND
 Class A - began
 10/24/89
 (with no sales charge     3.50%     2.95%     2.87%       3.14%       3.69%
 imposed)
 ------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
 1-800-325-3590.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 FEES AND EXPENSES OF THE FUNDS

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A  CLASS B   CLASS C    CLASS F
 -------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       none     none      none       none
 percentage of offering price)
 -------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none     none      none       none
 dividends
 -------------------------------------------------------------------------------------------
 Maximum deferred sales charge                         none     5.00%/1/  1.00%/2/   none
 -------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none     none      none       none
 -------------------------------------------------------------------------------------------

 1 Deferred sales charges are reduced after 12 months and eliminated after six years.
 2 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
 ------------------------------------------------------------------------------
                                  CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 ------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 ------------------------------------------------------------------------------
 Management Fees                   0.28%     0.28%       0.28%        0.28%
 Distribution and/or Service
 (12b-1) Fees/3/                   0.08%     0.90%       1.00%        0.25%
 Other Expenses                    0.25%     0.25%       0.26%        0.24%
 Total Annual Fund Operating
 Expenses                          0.61%     1.43%       1.54%        0.77%
 U.S. TREASURY MONEY FUND


 ------------------------------------------------------------------------------
 Management Fees                   0.30%      N/A         N/A          N/A
 Distribution and/or Service
 (12b-1) Fees/3/                   0.10%      N/A         N/A          N/A
 Other Expenses                    0.22%      N/A         N/A          N/A
 Total Annual Fund Operating
 Expenses                          0.62%      N/A         N/A          N/A
 TAX-EXEMPT MONEY FUND


 ------------------------------------------------------------------------------
 Management Fees                   0.39%      N/A         N/A          N/A
 Distribution and/or Service
 (12b-1) Fees/3/                   0.04%      N/A         N/A          N/A
 Other Expenses                    0.21%      N/A         N/A          N/A
 Total Annual Fund Operating       0.64%      N/A         N/A          N/A
 Expenses
 ------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.15% and 0.50%, respectively, of the class' average net assets annually.

MONEY MARKET FUNDS / PROSPECTUS

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year and that each fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                             ONE YEAR          THREE YEARS          FIVE YEARS           TEN YEARS
 ------------------------------------------------------------------------------------------------------
 CASH MANAGEMENT TRUST
 ------------------------------------------------------------------------------------------------------
 Class A                       $ 62               $195                 $340               $  762
 ------------------------------------------------------------------------------------------------------
 Class B - assuming
 redemption                    $646               $852                 $982               $1,489
 Class B - assuming no         $146               $452                 $782               $1,489
 redemption
 ------------------------------------------------------------------------------------------------------
 Class C - assuming
 redemption                    $257               $486                 $839               $1,834
 Class C - assuming no         $157               $486                 $839               $1,834
 redemption
 ------------------------------------------------------------------------------------------------------
 Class F - excludes            $ 79               $246                 $428               $  954
 intermediary fees/*/
 ------------------------------------------------------------------------------------------------------
 U.S. TREASURY MONEY
 FUND
 ------------------------------------------------------------------------------------------------------
 Class A                       $ 63               $199                 $346               $  774
 ------------------------------------------------------------------------------------------------------
 TAX-EXEMPT MONEY FUND
 ------------------------------------------------------------------------------------------------------
 Class A                       $ 65               $205                 $357               $  798
 ------------------------------------------------------------------------------------------------------
 /* /Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

 CASH MANAGEMENT TRUST

 Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

 U.S. TREASURY MONEY FUND

 The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

 TAX-EXEMPT MONEY FUND

 Normally, the fund invests substantially in high quality money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, that are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum tax. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achievement of the fund's objective over the short term).

MONEY MARKET FUNDS / PROSPECTUS

 Each fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's investments.

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Funds."

                                                 MONEY MARKET FUNDS / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the funds' transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

MONEY MARKET FUNDS / PROSPECTUS

 CHOOSING A SHARE CLASS

 Cash Management Trust offers four different classes of shares. (U.S. Treasury Money Fund and Tax-Exempt Money Fund only offer Class A shares). Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Shares of each fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. However, Tax-Exempt Money Fund is not available for investment by retirement plans.

 Factors you should consider in choosing a class of shares include:

 . Class B and C shares of Cash Management Trust generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans.

 . Class B and C shares of Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. See "Purchase and Exchange of Shares."

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge         none
  Contingent deferred sales    none
  charge
  12b-1 fees                   up to 0.15% annually
  Dividends                    higher than other classes due to lower annual
                               expenses
  Purchase maximum             none
  Conversion                   none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge         none
  Contingent deferred sales    starts at 5.00% and declines each year until it
  charge                       reaches 0% after six years
  12b-1 fees                   0.90% annually
  Dividends                    lower than Class A and F shares due to higher
                               distribution fees and other expenses
  Purchase maximum             direct purchases of Class B shares of Cash
                               Management Trust are not permitted
  Conversion                   automatic conversion to Class A shares after
                               eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge         none
  Contingent deferred sales    1.00% if shares are sold within one year after
  charge                       being purchased
  12b-1 fees                   1.00% annually
  Dividends                    lower than Class A and F shares due to higher
                               distribution fees and other expenses
  Purchase maximum             direct purchases of Class C shares of Cash
                               Management Trust are not permitted
  Conversion                   automatic conversion to Class F shares after ten
                               years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge         none
  Contingent deferred sales    none
  charge
  12b-1 fees                   currently 0.25% annually (may not exceed 0.50%
                               annually)
  Dividends                    higher than Class B and C shares due to lower
                               distribution fees, but typically lower than
                               Class A shares due to higher other expenses
  Purchase maximum             none
  Conversion                   none
 ------------------------------------------------------------------------------

MONEY MARKET FUNDS / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire. Class B and C shares of Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of Cash Management Trust are not permitted.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares of Cash Management Trust through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may only exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. However, exchanges from Class A shares of Cash Management Trust may be made to Class B and C shares for dollar cost averaging purposes. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $  1,000
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                                                 MONEY MARKET FUNDS / PROSPECTUS

 SHARE PRICE

 Each fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. Each fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 Class A shares of the money market funds are sold without an initial sales charge. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
 ----------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%

 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

MONEY MARKET FUNDS / PROSPECTUS

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

 SALES CHARGE WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a waiver of your Class B or C contingent deferred sales charge.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 Each fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for annual expenses of up to 0.15% for Class A shares, and for Cash Management Trust only, 0.90% for Class B shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. A portion (up to 0.15% for Class A and B shares and 0.25% for Class C and F shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for Class B, C and F shares of Cash Management
  Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

MONEY MARKET FUNDS / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the funds may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realize or distribute capital gains; however, if they do, they will be subject to federal and state income tax.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

MONEY MARKET FUNDS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with Cash Management Trust's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the statement of additional information, which is available upon request.

CASH MANAGEMENT TRUST/1/


                                            Dividends                                              Ratio of     Ratio of net
              Net asset value,     Net      (from net    Net asset                  Net assets,   expenses to    income to
 Year ended     beginning of    investment  investment    value,                    end of year   average net   average net
September 30        year          income     income)    end of year  Total return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------
  CLASS A:
    2000           $1.00          $.055/2/   $(.055)       $1.00        5.66%         $5,417          .61%         5.53%
    1999            1.00           .045       (.045)        1.00        4.59           5,863          .58          4.52
    1998            1.00           .050       (.050)        1.00        5.15           4,604          .58          5.02
    1997            1.00           .049       (.049)        1.00        5.03           3,527          .57          4.93
    1996            1.00           .050       (.050)        1.00        5.06           3,304          .60          4.95
  CLASS B:
    2000            1.00           .027/2/    (.027)        1.00        2.73               1         1.43/3/       5.21/3/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

                                                 MONEY MARKET FUNDS / PROSPECTUS

U.S. TREASURY MONEY FUND


                                            Dividends                                              Ratio of     Ratio of net
              Net asset value,     Net      (from net    Net asset                  Net assets,   expenses to    income to
 Year ended     beginning of    investment  investment    value,                    end of year   average net   average net
September 30        year          income     income)    end of year  Total return  (in millions)    assets         assets
-----------------------------------------------------------------------------------------------------------------------------
CLASS A:/1/
    2000           $1.00          $.049/2/   $(.049)       $1.00        5.00%          $369          .62%          4.81%
    1999            1.00           .039       (.039)        1.00        4.00            467          .59           3.95
    1998            1.00           .045       (.045)        1.00        4.63            356          .59           4.49
    1997            1.00           .046       (.046)        1.00        4.71            279          .53           4.61
    1996            1.00           .046       (.046)        1.00        4.66            256          .65           4.53


1 The fund offers Class A shares only.

2 Based on average shares outstanding.

MONEY MARKET FUNDS / PROSPECTUS

TAX-EXEMPT MONEY FUND


                                                                                                     Ratio of         Ratio of
                                            Dividends                                               expenses to     expenses to
              Net asset value,     Net      (from net    Net asset                  Net assets,     average net     average net
 Year ended     beginning of    investment  investment    value,                    end of year   assets - before  assets - after
September 30        year          income     income)    end of year  Total return  (in millions)     fee waiver      fee waiver
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:/1/
    2000           $1.00          $.032/2/   $(.032)       $1.00        3.29%          $276            .64%             .64%
    1999            1.00           .025       (.025)        1.00        2.51            255            .68              .65
    1998            1.00           .029       (.029)        1.00        2.97            198            .71              .65
    1997            1.00           .029       (.029)        1.00        2.94            160            .74              .65
    1996            1.00           .029       (.029)        1.00        2.91            144            .77              .65

               Ratio of net
                income to
 Year ended    average net
September 30      assets
----------------------------
CLASS A:/1/
    2000          3.23%
    1999          2.33
    1998          2.94
    1997          2.94
    1996          2.88


1 The fund offers Class A shares only.

2 Based on average shares outstanding.

                                                 MONEY MARKET FUNDS / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the funds including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of each fund, including each fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by each fund and the funds' investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.
 Investment Company File No. 811-2380 (The Cash Management Trust of America) Investment Company File No. 811-6235 (The U.S. Treasury Money Fund of America) Investment Company File No. 811-5750 (The Tax-Exempt Money Fund of America)
                                                        Printed on Recyled Paper
                                                                MMF-010-0301/RRD

                     THE CASH MANAGEMENT TRUST OF AMERICA
                   THE U.S. TREASURY MONEY FUND OF AMERICA
                     THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX") dated March 15, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                     The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
               333 South Hope StreetLos Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        3
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       13
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       14
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18
Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . .       22
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       33
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       36
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       39
General Information . . . . . . . . . . . . . . . . . . . . . . . .       39
Investment Results and Related Statistics . . . . . . . . . . . . .       41
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       44
Financial Statements



                          Money Market Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 35 days or less.

U.S. TREASURY MONEY FUND

     U.S. TREASURY SECURITIES

     .The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 90 days or less.

TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1, A-1).

     MATURITY

     .The fund's dollar-weighted average portfolio maturity will be approximately 60 days or less.

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                          Money Market Funds - Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


INVESTMENT POLICIES - CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase.
 Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating category by Moody's Investors Service ("Moody's"), Inc. and Standard & Poor's Corporation ("S&P") or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with U.S. Government, its agencies or instrumentalities as to the payment of principal and interest. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.


THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:


COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper).


COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.


SAVINGS ASSOCIATION OBLIGATIONS: Bank notes and certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S.


                          Money Market Funds - Page 3

Government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Standard & Poor's Corporation or by Moody's Investors Service, Inc. See "Description of Ratings for Debt Securities" for a description of high-quality ratings by Standard & Poor's Corporation and Moody's Investors Service, Inc.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements, under which each fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


                          Money Market Funds - Page 4

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury;
(2) obligations of agencies and instrumentalities of the U.S. Government; and
(3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.


                          Money Market Funds - Page 5

THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF AMERICA
--------------------------------------------------------------------------------

LOANS OF PORTFOLIO SECURITIES - Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


REPURCHASE AGREEMENTS - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.


THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS - The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). For CMTA they include: (1) commercial paper (notes issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)),
(2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. CMTA may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the U.S. they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.


CTRS may invest in instruments that include U.S. Treasury bills, notes, and bonds. CTEX invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. CTEX may purchase various types of municipal securities including tax, bond, revenue, and grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non- U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.


                          Money Market Funds - Page 6

VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


"PUT" SECURITIES - CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.


MATURITY - Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. Government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and "put" securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 90 days or less and 60 days or less, respectively.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security beginning on the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other


                          Money Market Funds - Page 7
portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


CMTA may not:
         ---


1. Invest its assets in issues, other than those of the U.S. Government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. Government;

2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

 4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;


                          Money Market Funds - Page 8

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.


For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the Investment Company Act of 1940. For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.


CTRS may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;


                          Money Market Funds - Page 9

 7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

 8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term


                          Money Market Funds - Page 10

"commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.


CTEX may not:
         ---


 1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

 5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;


                          Money Market Funds - Page 11

10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.


For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.


Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the Investment Company Act of 1940.


The following policies of CTEX are not deemed fundamental, and thus may be changed by the Board of Trustees without shareholder approval: CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities


                          Money Market Funds - Page 12
are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.


                      FUND ORGANIZATION AND VOTING RIGHTS

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (Cash Management Trust on March 1, 1976, Tax-Exempt Money Fund on December 5, 1988 and U.S. Treasury Money Fund on December 19, 1990).


All fund operations are supervised by each fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.


Cash Management Trust has four classes of shares - Class A, B, C and F. U.S. Treasury Money Fund and Tax-Exempt Money Fund only offer Class A shares. The shares of each class represent an interest in the same investment portfolio.
 Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.


                          Money Market Funds - Page 13

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                          AGGREGATE
                                                                                         COMPENSATION
                                                                                    (INCLUDING VOLUNTARILY
                                                                                           DEFERRED
                                                                                       COMPENSATION/1/)
                                                                                        FROM THE FUND
                                POSITION                                              DURING FISCAL YEAR
                                  WITH          PRINCIPAL OCCUPATION(S) DURING              ENDED
   NAME, ADDRESS AND AGE       REGISTRANT                PAST 5 YEARS                 SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee        Corporate Director and author;            $  4,758/ /CMTA
 6077 San Elijo, Box 2494                     former United States Ambassador to        $2,244/3/ CTEX
 Rancho Santa Fe, CA 92067                    Spain; former Vice Chairman of the        $  2,395/ /CTRS
 Age: 66                                      Board, Knight-Ridder, Inc., former
                                              Chairman and Publisher, The Miami
                                                                      ---------
                                              Herald
                                              ------
------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee        Private Investor.  Former President       $   5,568 CMTA
 P.O. Box 144                                 and Chief Executive Officer, The          $   2,188 CTEX
 Palos Verdes Estates, CA                     Mission Group (non-utility holding        $   2,688 CTRS
 90274                                        company, subsidiary of Southern
 Age: 67                                      California Edison Company)
------------------------------------------------------------------------------------------------------------
 +Don R. Conlan                Trustee        President (retired), The Capital            none/4/
 1630 Milan Avenue                            Group Companies, Inc.
 South Pasadena, CA 91030
 Age: 65
------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee        CEO and President, The Earth              $   4,400 CMTA
 100 W. Broadway                              Technology Corporation                    $   1,220 CTEX
 Suite 5000                                   (international consulting                 $   1,720 CTRS
 Long Beach, CA 90802                         engineering)
 Age: 52
------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee        Managing Director, Senior Resource        $5,210/3/ CMTA
 4660 La Jolla Village                        Group LLC (development and                $1,830/3/ CTEX
 Drive                                        management of senior living               $2,330/3// /CTRS
 Suite 725                                    communities)
 San Diego, CA 92122
 Age: 65
------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee        President, Fuller Consulting              $   5,641 CMTA
 4337 Marina City Drive                       (financial management consulting          $   2,261 CTEX
 Suite 841 ETN                                firm)                                     $   2,761 CTRS
 Marina del Rey, CA 90292
 Age: 54
------------------------------------------------------------------------------------------------------------
 +*Abner D. Goldstine          President,     Senior Vice President and Director,         none/4/
 Age: 71                       PEO            Capital Research and Management
                               and Trustee    Company
------------------------------------------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.         Chairman of    Executive Vice President and                none/4/
 Age: 52                       the Board      Director, Capital Research and
                                              Management Company
------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee        Chairman and CEO, AECOM Technology        $5,241/3/ CMTA
 3250 Wilshire Boulevard                      Corporation (architectural                $1,861/3/ CTEX
 Los Angeles, CA 90010-1599                   engineering)                              $2,361/3/ CTRS
 Age: 66
------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee        President, The Sanchez Family             $4,383/3//,4// /CMTA
 5234 Via San Delarro, #1                     Corporation dba McDonald's                $1,670/3,//4/ CTEX
 Los Angeles, CA 90022                        Restaurants (McDonald's licensee)         $2,020/3//,4// /CTRS
 Age: 57
------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM       TOTAL NUMBER
                                   ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND           BOARDS
                                   MANAGEMENT COMPANY           ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE      TRUSTEE
   NAME, ADDRESS AND AGE      YEAR ENDED SEPTEMBER 30, 2000    SERVES/2/
---------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $   94,623                  14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
---------------------------------------------------------------------------
 H. Frederick Christie                 $  211,373                  19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
---------------------------------------------------------------------------
 +Don R. Conlan                           none/5/                  12
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 65
---------------------------------------------------------------------------
 Diane C. Creel                        $   40,320                  12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 52
---------------------------------------------------------------------------
 Martin Fenton                         $130,673/3/                 16
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 65
---------------------------------------------------------------------------
 Leonard R. Fuller                     $   89,873                  13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
---------------------------------------------------------------------------
 +*Abner D. Goldstine                     none/4/                  12
 Age: 71

---------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.                    none/4/                  15
 Age: 52

---------------------------------------------------------------------------
 Richard G. Newman                     $106,840/3/                 13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 66
---------------------------------------------------------------------------
 Frank M. Sanchez                      $47,903/3,//4/              12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 57
---------------------------------------------------------------------------




                          Money Market Funds - Page 14

 [This page is deliberately left blank for this filing.]


                          Money Market Funds - Page 15

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) through the 2000 fiscal year for participating Trustees is as follows: Richard G. Capen ($1,871
  - CTEX), Martin Fenton ($4,824 - CMTA; $446 - CTEX and $1,065 - CTRS), Richard
  G. Newman ($22,786 - CMTA; $9,769 - CTEX and $11,191 - CTRS) and Frank M. Sanchez ($1,397 - CMTA, $416 - CTEX and $313 - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

4 Don R. Conlan, Abner D. Goldstine, and Paul G. Haaga, Jr. are affiliated with the Investment Adviser and, accordingly, receive no compensation from the funds.


                          Money Market Funds - Page 16

                                 OTHER OFFICERS


                               POSITION(S)      PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS#
-------------------------------------------------------------------------------
Neil L. Langberg        47   Senior Vice       Vice President - Investment
11100 Santa Monica           President (CTEX)  Management Group, Capital
Blvd.                                          Research and Management Company
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Teresa S. Cook          48   Vice President    Senior Vice President -
333 South Hope Street        (CMTA and CTRS    Investment Management Group,
Los Angeles, CA 90071        only)             Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
Michael J. Downer       46   Vice President    Senior Vice President - Fund
333 South Hope Street                          Business Management Group,
Los Angeles, CA 90071                          Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
Karen F. Hall           35   Assistant         Assistant Vice President -
333 South Hope Street        Vice President    Investment Management Group,
Los Angeles, CA 90071        (CMTA and CTRS    Capital Research and Management
                             only)             Company
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary         Vice President - Fund Business
333 South Hope Street                          Management Group, Capital
Los Angeles, CA 90071                          Research and Management Company
-------------------------------------------------------------------------------
Susi M. Silverman       31   Treasurer         Vice President - Fund Business
135 South State                                Management Group, Capital
College Blvd.                                  Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Kimberly S. Verdick     36   Assistant         Assistant Vice President - Fund
333 South Hope Street        Secretary         Business Management Group,
Los Angeles, CA 90071                          Capital Research and Management
                                               Company
-------------------------------------------------------------------------------


# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by a fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies.


The funds pay annual fees to Trustees who are not affiliated with the Investment
Adviser as follows:   CMTA - $4,000; CTEX - $400 and CTRS - $900.  In addition,
each fund pays $210 for each Board of Trustees meeting attended, and various Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The fund also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Trustees of each


                          Money Market Funds - Page 17
fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.


The CMTA Agreement will continue in effect until May 31, 2001, unless sooner terminated. The CTEX Agreement will continue in effect until October 1, 2001, unless sooner terminated, and the CTRS Agreement will continue in effect until

October 31, 2001, unless sooner terminated. Each Agreement may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the Investment Adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its


                          Money Market Funds - Page 18
shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:


     Cash Management Trust: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

     U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

     Tax-Exempt Money Fund: 0.39% on the first $200 million of average net assets; plus 0.37% on average net assets between $200 million and $600 million; plus 0.33% on the portion of average net assets between $600 million and $1.2 billion; plus 0.29% on average net assets in excess of $1.2 billion.

The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.


CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for
----
any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.


CTEX The Investment Adviser has agreed that in the event the expenses of the
----
fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending ona date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess.


CTRS The Investment Adviser has agreed to bear any CTRS expenses (with the
----
exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTRS's average net assets per annum, subject to reimbursement by CTRS during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) February 1, 2001. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.675% of the average daily


                          Money Market Funds - Page 19
net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTRS owes money to the Investment Adviser pursuant to this provision of the Agreement and CTRS' annualized expense ratio for the month is below 0.75%, CTRS will reimburse the Investment Adviser until CTRS' annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent CMTA's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from CMTA of $16,005,000, $14,593,000, and $11,113,000, respectively. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from CTRS of $1,296,000, $1,272,000, and $875,000, respectively. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees from CTEX of $1,055,000, $1,003,000, and $800,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between CMTA and the Investment Adviser, relating to CMTA's Class C and F shares, will continue in effect until May 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that CMTA may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of CMTA. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to CMTA. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, CMTA's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to CMTA's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between CMTA and American Funds Service Company.
 CMTA's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class.
 The Investment Adviser also receives an administrative services fee for administrative services provided to CMTA's Class C and F shares. Administrative services fees are paid monthly,


                          Money Market Funds - Page 20
accrued daily and calculated at the annual rate of 0.15% of the average net assets of CMTA's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


Each fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by CMTA for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. CMTA also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. CMTA pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, CMTA pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Trustees and separately by a majority of the trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the funds include shareholder services, savings to the fund in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Trustees.


Under the Plans, each fund may expend up to 0.15% of net assets annually for Class A shares and for Cash Management Trust only, 0.90% of net assets annually for Class B shares,1.00% of net assets annually for Class C shares, and up to 0.50% of net assets annually for Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares, up to 0.15% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers. For Class B shares of Cash Management Trust only, (i) 0.15% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwrtier for distribution-related expenses, including the financing of commissions paid to qualified dealers. For Class C shares of Cash Management Trust only, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers. For Class F


                          Money Market Funds - Page 21
shares of Cash Management Trust only, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the Cash Management Trust's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, CMTA, CTRS and CTEX paid $4,348,000, $431,000, and $123,000, respectively, to the Principal Underwriter under the Plan for Class A shares. During the 2000 fiscal year, distribution expenses under the CMTA Plan of Distribution for Class were $2,000 (compensation to dealers). As of September 30, 2000, accrued and unpaid distribution expenses for Class A shares were $296,000, $30,000 and $9,000 for CMTA, CTRS and CTEX, respectively; accrued and unpaid distribution expenses for CMTA Class B shares were $1,000.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.


Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approached one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of


                          Money Market Funds - Page 22
outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.


The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.


STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.


Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state impose an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                    ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.


CTEX

GENERAL - CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is


                          Money Market Funds - Page 23
defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.


The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.


                          Money Market Funds - Page 24

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                          Money Market Funds - Page 25
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                          Money Market Funds - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000  . . . . . . . . . . . . . . . . . . . .     6.10%      5.75%         5.00%
$25,000 but less than $50,000  . . . . . . . . . . . . . .     5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                          Money Market Funds - Page 27

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                          Money Market Funds - Page 28

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



 CONTINGENT DEFERRED SALES CHARGE ON
       SHARES SOLD WITHIN YEAR               AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                  1                                     5.00%
                  2                                     4.00%
                  3                                     4.00%
                  4                                     3.00%
                  5                                     2.00%
                  6                                     1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                          Money Market Funds - Page 29

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                          Money Market Funds - Page 30
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                          Money Market Funds - Page 31

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                          Money Market Funds - Page 32

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


                                PRICE OF SHARES

The price you pay for fund shares (normally $1.00) is the net asset value per share which is calculated once daily at the normal close of trading (currently approximately 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day,


                          Money Market Funds - Page 33

Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.


1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices re not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.


Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


                          Money Market Funds - Page 34

You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made


                          Money Market Funds - Page 35
            payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the


                          Money Market Funds - Page 36
account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


                          Money Market Funds - Page 37

AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The funds' Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the


                          Money Market Funds - Page 38
fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


CHECK WRITING -- When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month canceled checks will be returned to you. Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in each fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY
 10081, as Custodian.If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $9,914,000, $623,000, and $191,000, by CMTA, CTRS and CTEX, for Class A shares, respectively, and no fee was paid for CMTA Class B shares for the 2000 fiscal year.


                          Money Market Funds - Page 39

INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as each fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the funds' independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds, Capital Research and Management Company and its affiliated companies, including the funds' principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the funds may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where each fund was organized and California where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          Money Market Funds - Page 40

                   INVESTMENT RESULTS AND RELATED STATISTICS

Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:


     Seven-day yield = (net change in account value x /365/7/)

     Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

     Effective yield* = ([1 + (net change in account value)/1/7/]/365/) - 1

     *The effective yield will assume a year's compounding of the seven-day yield.

CMTA Class A
------------

     The seven-day current and effective yields for the period ended September 30, 2000 are calculated as follows:

ASSUMPTIONS:

     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2000: $1.0011629

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:               $1.0011629

          Less beginning account value:  $1.0000000

          Net change in account value:    $0.0011629

     Seven-day yield  =  (0.0011629 X 365/7)            =   6.06%

     Effective yield     =   ([1 + (0.0011629) /1/7/]/365/) - 1  =  6.25%


                          Money Market Funds - Page 41

CTRS
----

     The seven-day current and effective yields for the period ended September 30, 2000 are calculated as follows:

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2000: $1.0010816

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:               $1.0010816

          Less beginning account value:  $1.00000000

          Net change in account value:    $0.0010816

     Seven-day yield  =  (0.0010816 X 365/7)            =   5.64%

     Effective yield      =  ([1 + (0.0010816)/1/7/]/365/) - 1      =
       5.80%

CTEX
----

     The seven-day current, effective and tax-equivalent yields for the period ended September 30, 2000 are calculated as follows:

ASSUMPTIONS:


     Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

     Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 2000: $1.0007345

     *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:

          Ending account value:                     $1.0007345

          Less beginning account value:        $1.0000000

          Net change in account value:          $0.0007345


                          Money Market Funds - Page 42

          Tax-exempt portion of net change:  $0.0007345

          Taxable portion of net change:        $ -0-

     Seven-day yield                          =  ($0.0007345 X 365/7)
                    =  3.83%

     Seven-day tax equivalent yield   =  ($0.0007345 X 365/7/(1-0.396)) =  6.34%

     Effective yield                             =  [1 + ($0.0007345)
     1/7]/365/-1        =  3.90%

Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 438.2% (for the period 11/3/76 through 9/30/00), the lifetime return of CTEX was 40.0% (for the period 10/24/89 through 9/30/00), and the lifetime return of CTRS was 48.6% (for the period 2/1/91 through 9/30/00).


Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.


                          Money Market Funds - Page 43

                                    APPENDIX
                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


                          Money Market Funds - Page 44

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


                          Money Market Funds - Page 45

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                                  Note Ratings

STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:


"SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"SP-2 Satisfactory capacity to pay principal and interest."


                          Money Market Funds - Page 46

MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:


"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."


                          Money Market Funds - Page 47

The Cash Management Trust of America
Investment Portfolio
September 30, 2000


                                                                                          Principal           Market
                                                                              Yield at       Amount            Value
                                                                           Acquisition         (000)            (000)
                                                                              --------     --------         --------

Certificates of Deposit  -  0.46%
National Westminster Bank PLC
  October 25, 2000                                                               6.52%    $  25,000     $     25,000
                                                                                                         ----------
Total Certificates of Deposit                                                                                 25,000
                                                                                                         ----------


Commercial Paper  -  71.64%
ABN AMRO North America Finance Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
A.I. Credit Corp.
  October 20, 2000                                                                 6.54      50,000           49,820
Alcoa Inc.
  October 4, 2000                                                                  6.52      45,000           44,968
  October 24, 2000                                                                 6.53      50,000           49,784
American Express Credit Corp.
  October 19, 2000                                                                 6.54      50,000           49,828
  November 16, 2000                                                                6.54      25,000           24,788
American General Finance Corp.
  October 27, 2000                                                                 6.53      50,000           49,756
American Honda Finance Corp.
  October 12, 2000                                                                 6.53      50,000           49,892
  October 27, 2000                                                                 6.53      25,000           24,878
Anheuser-Busch Cos., Inc.
  November 3, 2000                                                                 6.52      37,000           36,774
  November 9, 2000                                                                 6.52      15,000           14,892
ANZ (Delaware) Inc.
  October 16, 2000                                                                 6.51      50,000           49,856
Asset Securitization Cooperative Corp.
  October 19, 2000 (1)                                                             6.54      50,000           49,828
  November 16, 2000 (1)                                                            6.55      25,000           24,788
AT&T Corp.
  October 30, 2000                                                                 6.53      30,000           29,838
  November 15, 2000                                                                6.54      45,000           44,627
Avon Capital Corp.
  October 11, 2000 (1)                                                             6.51      25,000           24,950
Bank of Nova Scotia
  October 3, 2000                                                                  6.57      25,000           24,986
  November 17, 2000                                                                6.53      25,000           24,784
Barclays U.S. Funding Corp.
  October 6, 2000                                                                  6.53      50,000           49,946
Bayerische Hypo-Und Vereinsbank AG
  October 4, 2000                                                                  6.56      25,000           24,982
  October 10, 2000                                                                 6.54      25,000           24,955
BellSouth Telecommunications, Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
BMW US Capital Corp.
  October 11, 2000                                                                 6.54      30,000           29,940
  October 12, 2000                                                                 6.55      25,000           24,946
Campbell Soup Co.
  October 24, 2000                                                                 6.52      50,000           49,784
CDC Commercial Paper Corp.
  October 18, 2000 (1)                                                             6.52      25,000           24,919
Chevron USA Inc.
  October 25, 2000                                                                 6.52      50,000           49,775
Ciesco LP
  November 2, 2000                                                                 6.54      50,000           49,703
CIT Group, Inc.
  November 1, 2000                                                                 6.54      50,000           49,711
  November 6, 2000                                                                 6.56      50,000           49,666
Coca-Cola Co.
  October 19, 2000                                                                 6.53      50,000           49,829
  November 3, 2000                                                                 6.51      50,000           49,695
Colgate-Palmolive Co.
  November 13, 2000 (1)                                                            6.54      32,000           31,747
Den Danske Corp. Inc.
  October 12, 2000                                                                 6.51      25,000           24,946
  October 16, 2000                                                                 6.53      25,000           24,928
  October 18, 2000                                                                 6.51      25,000           24,919
Deutsche Bank Financial Inc.
  October 23, 2000                                                                 6.52      50,000           49,793
Dresdner U.S. Finance Inc.
  October 16, 2000                                                                 6.53      50,000           49,856
Duke Energy Corp.
  October 3, 2000                                                                  6.56      40,000           39,978
E.I. Du Pont de Nemours and Co.
  October 13, 2000                                                                 6.52      25,000           24,941
  October 24, 2000                                                                 6.51      25,000           24,892
Eksportfinans ASA
  October 10, 2000                                                                 6.53      50,000           49,910
Emerson Electric Co.
  November 17, 2000 (1)                                                            6.53      50,000           49,568
Equilon Enterprises LLC
  October 3, 2000                                                                  6.53      21,000           20,989
  November 6, 2000                                                                 6.54      25,000           24,833
Exxon Imperial U.S. Inc.
  October 26, 2000 (1)                                                             6.52      25,000           24,883
Ford Motor Credit Co.
  October 6, 2000                                                                  6.57      25,000           24,973
  October 12, 2000                                                                 6.55      50,000           49,891
Gannett Co., Inc.
  October 13, 2000 (1)                                                             6.55      50,000           49,882
  October 16, 2000 (1)                                                             6.52      50,000           49,856
General Electric Capital Corp.
  October 16, 2000                                                                 6.54      25,000           24,928
  October 19, 2000                                                                 6.53      25,000           24,914
  October 30, 2000                                                                 6.54      25,000           24,865
General Motors Acceptance Corp.
  October 6, 2000                                                                  6.55      50,000           49,946
  October 18, 2000                                                                 6.53      50,000           49,838
Gillette Co.
  October 5, 2000 (1)                                                              6.56      25,000           24,977
Halifax PLC
  October 11, 2000                                                                 6.51      50,000           49,901
Hewlett-Packard Co.
  October 16, 2000                                                                 6.50      25,000           24,928
Household Finance Corp.
  October 26, 2000                                                                 6.53     100,000           99,531
IBM Credit Corp.
  October 3, 2000                                                                  6.58      50,000           49,973
  October 11, 2000                                                                 6.54      50,000           49,901
International Lease Finance Corp.
  October 2, 2000                                                                  6.57      40,000           39,986
  October 6, 2000                                                                  6.54      25,000           24,973
John Hancock Capital Corp.
  October 2, 2000 (1)                                                              6.50      10,000            9,996
  October 6, 2000 (1)                                                              6.50      20,000           19,978
Johnson & Johnson
  October 20, 2000 (1)                                                             6.50      25,000           24,910
Kellogg Co.
  November 14, 2000                                                                6.53      50,000           49,596
Kimberly-Clark Corp.
  October 27, 2000 (1)                                                             6.53      45,000           44,781
Lucent Technologies Inc.
  October 5, 2000                                                                  6.53      35,000           34,968
Merck & Co., Inc.
  October 23, 2000                                                                 6.51      50,000           49,793
Minnesota Mining & Manufacturing Co.
  October 20, 2000                                                                 6.49      25,000           24,910
Monte Rosa Capital Corp.
  October 17, 2000 (1)                                                             6.56      50,000           49,846
Motiva Enterprises LLC
  October 27, 2000                                                                 6.53      25,000           24,878
  November 13, 2000                                                                6.54      20,000           19,842
Motorola Credit Corp.
  October 6, 2000                                                                  6.55      25,000           24,973
  October 26, 2000                                                                 6.51      25,000           24,883
Panasonic Finance America Inc.
  October 2, 2000 (1)                                                              6.58      25,000           24,991
  October 11, 2000 (1)                                                             6.53      25,000           24,950
Park Avenue Receivables Corp.
  October 3, 2000 (1)                                                              6.56      25,000           24,986
  October 6, 2000 (1)                                                              6.54      25,000           24,973
  October 11, 2000 (1)                                                             6.55      50,000           49,900
Pharmacia Corp.
  October 2, 2000                                                                  6.59      25,000           24,991
  October 4, 2000                                                                  6.51      20,000           19,986
  October 17, 2000                                                                 6.53      30,000           29,908
Preferred Receivables Funding Corp.
  October 13, 2000 (1)                                                             6.54      35,000           34,918
  October 18, 2000 (1)                                                             6.55      45,010           44,863
  October 26, 2000 (1)                                                             6.55      20,000           19,906
Rio Tinto America, Inc.
  November 1, 2000 (1)                                                             6.55      25,000           24,856
  November 20, 2000 (1)                                                            6.55      15,000           14,862
Royal Bank of Canada
  October 12, 2000                                                                 6.52      50,000           49,892
SBC Communications Inc.
  October 18, 2000 (1)                                                             6.54      48,000           47,844
  November 16, 2000 (1)                                                            6.54      25,000           24,789
Sony Capital Corp.
  October 2, 2000 (1)                                                              6.54      50,000           49,982
Svenska Handelsbanken Inc.
  October 23, 2000                                                                 6.53      50,000           49,792
Texaco Inc.
  October 10, 2000                                                                 6.54      50,000           49,910
Total Fina Elf SA
  November 8, 2000 (1)                                                             6.54      40,000           39,719
Toyota Motor Credit Corp.
  October 13, 2000 (1)                                                             6.52      45,000           44,894
Tribune Co.
  November 2, 2000 (1)                                                             6.53      50,000           49,698
United Technologies Corp.
  October 23, 2000 (1)                                                             6.53      25,000           24,896
USAA Capital Corp.
  October 12, 2000                                                                 6.51      20,000           19,957
  November 9, 2000                                                                 6.54      15,000           14,892
  November 15, 2000                                                                6.53      20,000           19,835
Verizon Network Funding Co.
  October 4, 2000                                                                  6.54      50,000           49,964
Wal-Mart Stores, Inc.
  October 3, 2000 (1)                                                              6.54      27,000           26,985
  October 23, 2000 (1)                                                             6.51      25,000           24,897
Wells Fargo & Co.
  October 20, 2000                                                                 6.52      25,000           24,910
  October 27, 2000                                                                 6.53      25,000           24,878
                                                                                                         ----------
Total Commercial Paper                                                                                     3,881,332
                                                                                                         ----------

Federal Agency Discount Notes  -  27.41%
Fannie Mae
  October 5, 2000                                                                  6.56      50,000           49,955
  October 20, 2000                                                                 6.60      10,000            9,964
  October 25, 2000                                                                 6.57      50,000           49,777
Federal Home Loan Banks
  October 4, 2000                                                                  6.55      50,000           49,964
  October 18, 2000                                                                 6.54      50,000           49,840
  October 20, 2000                                                                 6.58     100,000           99,643
  October 25, 2000                                                                 6.58      50,000           49,777
  November 17, 2000                                                                6.56      30,000           29,744
  November 22, 2000                                                                6.57     105,000          103,997
  December 1, 2000                                                                 6.58      65,500           64,766
Freddie Mac
  October 3, 2000                                                                  6.56      85,000           84,955
  October 5, 2000                                                                  6.57      60,800           60,746
  October 10, 2000                                                                 6.59      75,000           74,866
  October 13, 2000                                                                 6.60      84,500           84,303
  October 17, 2000                                                                 6.59     165,500          164,997
  October 24, 2000                                                                 6.55      40,000           39,829
  October 31, 2000                                                                 6.58      50,000           49,724
  November 7, 2000                                                                 6.57     100,000           99,324
  November 14, 2000                                                                6.56      50,000           49,600
  November 21, 2000                                                                6.57      95,000           94,109
Sallie Mae
  December 21, 2000 (2)                                                            6.71      25,000           24,997
  January 18, 2001 (2)                                                             6.63      50,000           49,992
  February 15, 2001 (2)                                                            6.53      50,000           49,981
                                                                                                         ----------
Total Federal Agency Discount Notes                                                                        1,484,850
                                                                                                         ----------
Total Investment Securities   (cost:$5,391,232,000)                                                        5,391,182
Excess of cash and receivables over payables                                                                  26,816
                                                                                                         ----------
NET ASSETS                                                                                                $5,417,998
                                                                                                         ----------

(1) Restricted securities that can be resold only to institutional investors.
In practice, these securities are as liquid as
 unrestricted securities in the portfolio.
(2) Coupon rate changes weekly; description of issue and yield at acquisition reflect current coupon rate.

See Notes to Financial Statements

THE CASH MANAGEMENT TRUST OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000                                                                 (dollars in          thousands)
Assets:
Investment securities at market
 (cost:  $5,391,232)                                                                                       $5,391,182
Receivables for--
 Sales of fund's shares                                                                   $71,299
 Accrued interest                                                                           1,566
 Other                                                                                          4              72,869

                                                                                                            5,464,051
Liabilities:
Payables for--
 Repurchases of fund's shares                                                              41,919
 Dividends on fund's shares                                                                 1,749
 Management services                                                                        1,264
 Other expenses                                                                             1,121              46,053

Net Assets at September 30, 2000 (unlimited shares authorized)                                             $5,417,998

Class A shares
 Equivalent to $1.00 per share
 Net assets                                                                                                $5,417,201
 Shares outstanding                                                                                     5,417,179,577
Class B shares
 Equivalent to $1.00 per share
 Net assets                                                                                                      $797
 Shares outstanding                                                                                           796,991



STATEMENT OF OPERATIONS
for the year ended September 30, 2000                                                 (dollars in          thousands)

Investment Income:
Income:
 Interest                                                                                                    $345,505

Expenses:
 Management services fee                                                                  $16,005
 Distribution expenses- Class A                                                             4,348
 Distribution expenses- Class B                                                                 2
 Transfer agent fee- Class A                                                                9,914
 Transfer agent fee- Class B                                                                  -
 Reports to shareholders                                                                      356
 Registration statement and prospectus                                                      1,030
 Postage, stationery and supplies                                                           2,251
 Trustees' fees                                                                                47
 Auditing and legal fees                                                                       49
 Custodian fee                                                                                363
 Taxes other than federal income tax                                                           74              34,439
 Net investment income                                                                                        311,066

Change from Unrealized Appreciation to
 Unrealized Depreciation on Investments:
Net unrealized appreciation (depreciation)
 on investments:
 Beginning of year                                                                             32
 End of year                                                                                  (50)
  Net change from unrealized appreciation to unrealized
   depreciation on investments                                                                                    (82)

Net Increase in Net Assets
 Resulting from Operations                                                                                   $310,984




STATEMENT OF CHANGES IN NET ASSETS                                                    (dollars in          thousands)

                                                                                       Year Ended        September 30

                                                                                             2000                1999

Operations:
Net investment income                                                                    $311,066            $231,655
Net unrealized appreciation (depreciation)
 on investments                                                                               (82)                 16
 Net increase in net assets
  resulting from operations                                                               310,984             231,671

Dividends Paid to Shareholders:
Class A                                                                                  (310,985)           (231,656)
Class B                                                                                       (10)                  0
 Total dividends paid to shareholders                                                    (310,995)           (231,656)

Capital Share Transactions:
 Proceeds from shares sold                                                             15,732,691          14,382,799
 Proceeds from shares issued in reinvestment
  of net investment income dividends                                                      285,391             215,273
 Cost of shares repurchased                                                           (16,463,123)        (13,338,942)
 Net (decrease) increase in net assets resulting
  from capital share transactions                                                        (445,041)          1,259,130

Total (Decrease) Increase in Net Assets                                                  (445,052)          1,259,145

Net Assets:
Beginning of year                                                                       5,863,050           4,603,905

End of year                                                                            $5,417,998          $5,863,050





See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaing liquidity, through investments in high-quality short-term money market instruments. The fund offers Class A and Class B shares. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -
Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

 As of September 30, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $50,000, of which all related to depreciated securities. The cost of portfolio securites for book and federal income tax purposes was $5,391,232,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $16,005,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           NET ASSET LEVEL

Rate                       In                         Up to
                           Excess
                           of

0.32%                      $0                         $1 billion
0.29                        1 billion                 2 billion
0.27                        2 billion

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution with American Funds Distributors, Inc. (AFD) under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for aggregate annual expense limits of 0.15% of net assets for Class A shares, and 0.90% of net assets for Class B shares.

 For Class A shares, approved categories of expense include dealer service fees of up to 0.15% of net assets. For the year ended September 30, 2000, aggregate distribution expenses were $4,348,000, or 0.08% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.15% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended September 30, 2000, aggregate distribution expenses were $2,000, or 0.90% of net assets attributable to Class B shares.

As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $296,000 and $1,000, respectively.

TRANSFER AGENT FEE - A fee of $9,914,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $29,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

 4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $47,067,597,000 and $47,903,032,000, repectively, during the year ended September 30, 2000.

 Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $363,000 includes $18,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                $5,417,976
Undistributed net Investment Income                                                      72
Net unrealized depreciation                                                           (50)
Net Assets                                                                      $5,417,998


Capital share transactions in the fund were as follows:

                                         Year Ended                                    Year ended
                                         September 30, 2000                            September 30, 1999
                                         Amount (000)                Shares            Amount (000)                Shares
Class A Shares:
  Sold                                     $15,730,750          15,730,750,102        $ 14,382,799        14,382,799,048
  Reinvestment of dividends                    285,383          285,383,370             215,273           215,272,362
  Repurchased                             (16,461,971)         (16,461,971,145)        (13,338,942)      (13,338,941,818)
   Net (decrease) increase in Class A        (445,838)         (445,837,673)            1,259,130         1,259,129,592
Class B Shares*:
  Sold                                          1,941           1,940,764                   -                     -
  Reinvestment of dividends                         8           8,464                       -                     -
  Repurchased                                  (1,152)          (1,152,237)                 -                     -
   Net increase in Class B                        797            796,991                    -                     -
Total net (decrease) increase in fund     $   (445,041)         (445,040,682)          $ 1,259,130         1,259,129,592

* Class B shares were not offered before March 15, 2000.

PER-SHARE DATA AND RATIOS (1)

                                                           Net asset                      Dividends
                                                               value,         Net        (from net
                                                            beginning   investment       investment
Year ended                                                    of year       income          income)
Class A:
2000                                                             $1.00   $.055 (2)           $(.055)
1999                                                              1.00         .045           (.045)
1998                                                              1.00         .050           (.050)
1997                                                              1.00         .049           (.049)
1996                                                              1.00         .050           (.050)

Class B:
2000                                                              1.00    .027 (2)            (.027)



                                                          Net asset                   Net assets,
                                                          value, end     Total        end of year
Year ended                                                  of year      return      (in millions)
Class A:
2000                                                         $1.00        5.66%         $5,417
1999                                                          1.00        4.59          5,863
1998                                                          1.00        5.15          4,604
1997                                                          1.00        5.03          3,527
1996                                                          1.00        5.06          3,304

Class B:
2000                                                          1.00        2.73            1


                                                           Ratio of     Ratio of
                                                           expenses    net income
                                                          to average   to average
Year ended                                                net assets   net assets
Class A:
2000                                                         .61%         5.53%
1999                                                          .58         4.52
1998                                                          .58         5.02
1997                                                          .57         4.93
1996                                                          .60         4.95

Class B:
2000                                                       1.43 (3)     5.21 (3)



(1) The years 1996 through 2000 represent, for Class A shares, fiscal years ended
September 30. The period ended 2000
represents, for Class B shares, the
199-day period ended September 30,
2000. Class B shares were not
offered before March 15, 2000. Total
return for Class B is based on activity
during the period and
thus is not representative of a full year.
  Total returns exclude all sales charges, including
contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



The U.S. Treasury Money Fund of America
Investment Portfolio
September 30, 2000
                                                                                   Principal           Market
                                                                        Yield at      Amount            Value
                                                                     Acquisition       (000)            (000)
                                                                   -------------     -------    -------------
U.S. Treasury Securities - 101.95%

U.S. Treasury bills 10/5/00                                        6.02% - 6.20%     $16,635         $ 16,622
U.S. Treasury bills 10/12/00                                       5.98% - 6.18%      45,400           45,312
U.S. Treasury bills 10/19/00                                               6.16%      20,000           19,939
U.S. Treasury bills 10/26/00                                               6.18%       8,920            8,883
U.S. Treasury bills 11/2/00                                        6.05% - 6.25%      37,910           37,707
U.S. Treasury bills 11/9/00                                        6.11% - 6.27%      55,990           55,631
U.S. Treasury bills 11/16/00                                               6.09%      23,900           23,714
U.S. Treasury bills 11/24/00                                       6.11% - 6.32%      47,215           46,805
U.S. Treasury bills 11/30/00                                       6.08% - 6.14%      17,050           16,883
U.S. Treasury bills 12/7/00                                        6.10% - 6.16%      65,720           64,994
U.S. Treasury bills 12/14/00                                       6.13% - 6.16%      33,530           33,122
U.S. Treasury bills 12/21/00                                       6.17% - 6.18%       7,050            6,955
                                                                                                -------------
Total Investment Securities (cost: $376,483,000)                                                      376,567
Excess of payables over cash and receivables                                                           (7,194)
                                                                                                -------------
Net Assets                                                                                           $369,373
                                                                                                =============

See Notes to Financial Statements


The U.S. Treasury Money Fund of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000
(dollars in thousands)
Assets:
Investment securities at market
 (cost: $376,483)                                                               $376,567
Receivables for --
 Sales of fund's shares                                                            1,821

                                                                                 378,388
Liabilities:
Payables for --
 Bank overdraft                                                   $6,125
 Repurchases of fund's shares                                      2,626
 Dividends on fund's shares                                           85
 Management services                                                  91
 Other expenses                                                       88           9,015

Net Assets at September 30, 2000 --
 Equivalent to $1.00 per share on
 369,287,127 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                    $369,373


STATEMENT OF OPERATIONS
for the year ended September 30, 2000
(dollars in thousands)
Investment Income:
Income:
 Interest                                                                        $23,590

Expenses:
 Management services fee                                          $1,296
 Distribution expenses                                               431
 Transfer agent fee                                                  623
 Reports to shareholders                                              13
 Registration statement and prospectus                               113
 Postage, stationery and supplies                                    140
 Trustees' fees                                                       17
 Auditing and legal fees                                              33
 Custodian fee                                                        37
 Taxes other than federal income tax                                   7           2,710
 Net investment income                                                            20,880

Increase in Unrealized Appreciation
 on Investments:
Net unrealized appreciation on investments:
 Beginning of year                                                    79
 End of year                                                          85

  Net increase in unrealized appreciation
    on investments                                                                     6

Net Increase in Net Assets Resulting
from Operations                                                                  $20,886


STATEMENT OF CHANGES IN NET ASSETS
(dollars in thousands)
                                                              Year ended    September 30

                                                                    2000            1999
Operations:
Net investment income                                            $20,880         $16,664
Net unrealized appreciation (depreciation)
 on investments                                                        6            (140)
 Net increase in net assets
  resulting from operations                                       20,886          16,524

Dividends Paid to Shareholders                                   (20,879)        (16,664)

Capital Share Transactions:
Proceeds from shares sold                                        840,272         774,656
Proceeds from shares issued in
 reinvestment of net investment income
 dividends                                                        19,527          15,677
 Cost of shares repurchased                                     (957,128)       (679,108)

 Net (decrease) increase net assets resulting
  from capital share transactions                                (97,329)        111,225

Total (Decrease) Increase Net Assets                             (97,322)        111,085

Net Assets:
Beginning of year                                                466,695         355,610

End of year                                                     $369,373        $466,695



See Notes to Financial Statements

 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

  As of September 30, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $85,000 of which all related to appreciated securities. The cost of portfolio securities for book and federal income tax purposes was $376,483,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,296,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

0.300%                     $  0                       $800 million

0.285%                      800 million


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of net assets annually for any activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. For the year ended September 30, 2000, aggregate distribution expenses under the Plan were $431,000 or .10% of net assets. As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD were $30,000.

TRANSFER AGENT FEE - A fee of $623,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may elect
to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $13,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
The fund made purchases and sales of investment securities, including maturities, of $2,268,973,000 and $2,382,639,000, respectively, during the year ended September 30, 2000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $37,000 includes $2,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                  $369,287
Undistributed net Investment Income                                                       1
Net unrealized appreciation                                                              85
Net Assets                                                                        $369,373


Capital share transactions in the fund were as follows:

                                                     Year ended September 30, 2000
                                                 Amount (000)                                Shares

  Sold                                                                       $ 840,272   840,272,661
  Reinvestment of dividends                                            19,527             19,526,770
  Repurchased                                                        (957,128)          (957,128,378)
Total Net (Decrease) Increase in Fund                                       $  (97,329)  (97,328,947)


                                                     Year ended September 30, 1999
                                                 Amount (000)                                Shares

  Sold                                                                       $ 774,656   774,656,722
  Reinvestment of dividends                                            15,677             15,676,872
  Repurchased                                                        (679,108)          (679,107,911)
Total Net (Decrease) Increase in Fund                                        $ 111,225   111,225,683


The U. S. Treasury Fund of America
PER-SHARE DATA AND RATIOS
                                                       Net asset                      Dividends
                                                           value,         Net        (from net
                                                        beginning   investment       investment
Year ended                                                of year       income          income)
Class A : (1)
2000                                                     $   1.00     $.049(2)          $(.049)
1999                                                          1.00        .039            (.039)
1998                                                          1.00        .045            (.045)
1997                                                          1.00        .046            (.046)
1996                                                          1.00        .046            (.046)


                                                      Net asset                   Net assets,
                                                      value, end     Total        end of year
Year ended                                              of year      return      (in millions)
Class A : (1)
2000                                                   $   1.00          5.00%             $369
1999                                                     1.00             4.00              467
1998                                                     1.00             4.63              356
1997                                                     1.00             4.71              279
1996                                                     1.00             4.66              256

                                                       Ratio of     Ratio of
                                                       expenses    net income
                                                      to average   to average
Year ended                                            net assets   net assets
Class A : (1)
2000                                                     .62%            4.81%
1999                                                      .59             3.95
1998                                                      .59             4.49
1997                                                      .53             4.61
1996                                                      .65             4.53




(1) The fund offers Class A shares only.
(2) Based on average shares outstanding

Report of Independent Accountants

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




The Tax-Exempt Money Fund of America
Investment Portfolio, September 30, 2000





                                                                                                 Principal       Market
                                                                                    Yield at        Amount        Value
Municipal Securities                                                             Acquisition         (000)        (000)
--------------------------------------------                                        --------      --------     --------
Alabama  -  1.27%
Industrial Development Board of the City of Montgomery
, Pollution Control and Solid Waste Disposal Revenue
Refunding Bonds (General Electric Company Project),                                     4.20%         $3,500    $   3,500
 Series 1990, 4.20% 10/2/00

Alaska  -  1.96%
City of Valdez:
Marine Terminal Revenue Refunding Bonds (ARCO
Transportation Alaska, Inc. Project), TECP:
1994 Series A, 4.15% 10/3/00                                                              4.15        1,700        1,700
1994 Series C, 4.25% 10/6/00                                                              4.25        1,000        1,000
Variable Rate Marine Terminal Revenue Refunding Bonds:
(Exxon Pipeline Company Project), 1993 Series C,                                          5.50        1,000        1,000
 5.50% 10/2/00*
(Mobil Alaska Pipeline Co. Project), 1993 Series A,                                       5.40        1,700        1,700
 5.40% 10/6/00*
Arizona  -  3.67%
Salt River Project Agricultural Improvement and Power
District, Promissory Notes, TECP:
Series A:
4.20% 10/4/00                                                                             4.20        1,500        1,500
4.10% 10/5/00                                                                             4.10        1,100        1,100
4.20% 11/1/00                                                                             4.20        2,500        2,500
Series B:
4.10% 10/4/00                                                                             4.11        2,000        2,000
4.10% 11/9/00                                                                             4.10        2,000        2,000
County of Apache, Industrial Development Revenue Bonds
(Tuscon Electric Power Co. Springerville
Project), 1983 Series A, 5.55% 10/06/00*                                                  5.55        1,000        1,000

Colorado  -  1.82%
General Fund Tax and Revenue Anticipation Notes,                                          4.29        5,000        5,023
Series 2000A, 5.00% 6/27/01

Delaware  -  1.09%
Economic Development Authority, Industrial Development
Revenue Bonds (Delaware Clean Power Project),
Series 1997D AMT, 5.85% 10/6/00*                                                          5.85        3,000        3,000

District of Columbia  -  3.48%
Multimodal Revenue Bonds (American National Red Cross                                     4.15        2,100        2,100
Issue), Series 2000, 4.15% 11/7/00
Variable Rate Revenue Bonds (National Academy of
Sciences Project), Series 1999 B, TECP:
4.25% 10/19/00                                                                            4.25        2,500        2,500
4.35% 10/23/00                                                                            4.35        2,500        2,500
4.20% 11/15/00                                                                            4.20        2,500        2,500

Florida  -  1.56%
City of Gainesville, Utilities System, Commercial                                         4.20        2,300        2,300
Paper Notes, Series C, TECP, 4.20% 10/16/00
University of South Florida Foundation, Inc.,                                             5.45        2,000        2,000
Certificates of Participation, Series 1999, 5.45% 10/6/00*

Georgia  -  0.91%
Municipal Electric Authority of Georgia Commercial
 Paper Program, Project One Bond Anticipation Notes,
Series 1985 A, TECP:
4.25% 10/13/00                                                                            4.25        1,500        1,500
4.10% 11/8/00                                                                             4.10        1,000        1,000

Illinois  -  1.09%
Illinois Development Finance Authority, Variable Rate
Demand Revenue Bonds, Series 1999 (Metropolitan
Family Services Project), 5.70% 10/6/00*                                                  5.70        3,000        3,000

Kentucky  -  3.34%
Pendleton County, Multi-County Lease Revenue Bonds
(Kentucky Association of Counties Leasing Trust
Program), Series 1989, Money Market Municipal, TECP:
4.20% 11/6/00                                                                             4.20        4,200        4,200
4.10% 11/7/00                                                                             4.10        3,000        3,000
4.05% 11/9/00                                                                             4.05        2,000        1,999

Louisiana  -  0.40%
South Louisiana Port Commission, Port Facility Revenue                                    5.65        1,100        1,100
Bonds (Holnam Inc. Project), Series 1997, AMT,
 5.65% 10/6/00*

Maryland  -  10.81%
Health and Higher Education Facilities Authority, Pooled
 Loan Program Revenue Notes (The Johns Hopkins Hospital),
 Series C, TECP:
4.05% 10/6/00                                                                             4.05        1,800        1,800
4.20% 10/6/00                                                                             4.20        1,000        1,000
4.20% 10/12/00                                                                            4.20        3,500        3,500
4.15% 10/13/00                                                                            4.15        1,500        1,500
4.15% 11/3/00                                                                             4.15        3,300        3,300
Anne Arundel County, Economic Development Revenue Bonds
(Baltimore Gas and Electric Co. Project), TECP:
Series 1985, 4.30% 10/3/00                                                                4.30        4,000        4,000
Series 1988, AMT:
4.25% 10/5/00                                                                             4.25        2,500        2,500
4.25% 11/3/00                                                                             4.25        1,300        1,300
4.20% 11/8/00                                                                             4.20        2,900        2,900
Baltimore County, Economic Development Revenue Bonds                                      4.20        1,100        1,100
(Baltimore Gas and Electric Co. Project), Series 1985,
 TECP, 4.20% 10/4/00
Montgomery County, Consolidated Commercial Paper Bond
Anticipation Notes, Series 1995, TECP:
4.20% 10/2/00                                                                             4.20        3,000        3,000
4.25% 10/12/00                                                                            4.25        3,900        3,900

Massachusetts  -  3.35%
General Obligation Bond Anticipation Notes, 2000                                          4.36        3,000        3,017
 Series A, 5.00% 9/6/01
Development Finance Agency, First Mortgage Revenue                                        5.45        4,500        4,500
Variable Rate Bonds (Lassell Village Project), Series
1998C, 5.45% 10/6/00*
Water Resources Authority, Series 1994, TECP,                                             4.20        1,700        1,700
4.20% 11/6/00

Michigan  -  0.73%
Municipal Bond Authority, Revenue Notes, Series                                           4.35        2,000        2,010
 2000C-2, 5.00% 8/23/01

Minnesota  -  2.91%
General Obligation State Various Purpose Bonds,                                           4.27        1,500        1,517
5.70% 8/1/01
City of Rochester, Health Care Facilities Revenue Bonds
(Mayo Foundation/Mayo Medical Center), Adjustable
Tender, TECP:
Series 1992A, 4.25% 11/2/00                                                               4.25        1,900        1,900
Series 1992B, 4.15% 10/11/00                                                              4.15        3,000        3,000
Series 1992C, 4.00% 11/1/00                                                               4.00        1,600        1,600

Missouri  -  2.54%
Higher Education Loan Authority, Adjustable Rate Demand                                   5.50        3,600        3,600
Student Loan Revenue Bonds, AMT, 5.50% 10/6/00*
City of Columbia, Special Obligation Insurance Reserve                                    5.55        3,400        3,400
 Bonds, Series 1998A, 5.55% 10/6/00*

New Mexico  -  1.46%
Tax and Revenue Anticipation Notes, Series 2000-2001,                                     4.31        4,000        4,018
 5.00% 6/29/01

New York  -  1.65%
State Housing Finance Agency, Revenue Bonds (Saxony                                       5.55        1,500        1,500
Housing), 1997 Series A, AMT, 5.55% 10/6/00*
Municipal Assistance Corporation For the City of New York:
Series 1997H, 5.00% 7/1/01                                                                4.28        1,860        1,870
Series 1999N, 5.00% 7/1/01                                                                4.28        1,160        1,166

North Carolina  -  2.29%
Educational Facilities Finance Agency, Revenue Bonds                                      5.50        2,800        2,800
(Duke University Project), Series 1992A, 5.50% 10/6/00*
Medical Care Commission Variable Rate Hospital
 Revenue Bonds
(Pooled Financing Project), Series 1996A, 5.55% 10/02/00*                                 5.55        1,005        1,005
Board of Governors of the University of North Carolina
at Chapel Hill, Athletic Facilities Revenue Bonds,
Series 1998, 5.70% 10/6/00*                                                               5.70        2,500        2,500

Ohio  -  4.32%
City of Cleveland, Subordinated Income Tax Variable Rate                                  5.40        4,420        4,420
Refunding Bonds, Series 1994, 5.40% 10/6/00*
County of Hamilton, Hospital Revenue Bonds (Bethesda                                      5.50        2,000        2,000
Hospital, Inc.), Series 1995, 5.50% 10/6/00*
Ohio State University, Revenue Bonds:
Series 1997, 5.40% 10/6/00*                                                               5.40        3,180        3,180
Series 1999B, 5.40% 10/6/00*                                                              5.40        2,300        2,300

Pennsylvania  -  6.03%
Higher Education Assistance Agency, Student Loan                                          5.70        2,000        2,000
Adjustable Rate Revenue Bonds, 1997 Series A, AMT,
 5.70% 10/6/00*
Delaware County Industrial Development Authority:
Pollution Control Revenue Refunding Bonds (Philadelphia                                   4.10        4,600        4,600
Electric Co. Project), 1998 Series A, FGIC Insured,
TECP, 4.10% 10/6/00
Solid Waste Revenue Bonds (Scott Paper Co. Project),                                      5.60        1,000        1,000
Series 1998C, 5.60% 10/6/00*
City of Philadelphia, Gas Works Revenue Notes, CP                                         4.20        2,000        2,000
Series C, 4.20% 10/3/00
Venango Industrial Development Authority, Resource
Recovery Revenue Bonds (Scrubgrass Project), Series
1990A, TECP, AMT:
4.50% 10/20/00                                                                            4.50        2,000        2,000
4.50% 10/24/00                                                                            4.50        3,500        3,500
4.30% 10/25/00                                                                            4.30        1,500        1,500

South Carolina  -  5.48%
Public Service Authority (Santee Cooper Hydroelectric
Project), TECP, Series 1983:
4.10% 10/3/00                                                                             4.10        4,000        4,000
4.10% 10/10/00                                                                            4.10        2,000        2,000
4.20% 11/1/00                                                                             4.20        2,000        2,000
4.25% 11/8/00                                                                             4.25        3,100        3,100
York County, Pollution Control Facilities Revenue                                         4.30        4,000        4,000
Refunding Bonds (Duke Power Co. Project), Series
1990, 4.30% 11/14/00

Tennessee  -  1.78%
General Obligation Bond Anticipation Notes, Series A,                                     4.20        1,100        1,100
4.20% 11/20/00
Public Building Authority of the County of Montgomery,
Adjustable Rate Pooled Financing Revenue Bonds
(Tennesse County Loan Pool), Series 1997, 5.70% 10/6/00*                                  5.70        3,800        3,800

Texas  -  19.54%
Tax and Revenue Anticipation Notes, Series 2000,                                          4.30        3,700        3,729
5.25% 8/31/01
Brazos Higher Education Authority Inc., Student Loan                                      5.50        1,000        1,000
Revenue Bonds, Series 1993 B-1, AMT, 5.50% 10/6/00*
Brazos River Authority, Collateralized Pollution
Control Revenue Refunding Bonds
Series 1994, TECP, AMT, 4.25% 11/7/00                                                     4.25        3,800        3,800
Series D, MBIA Insured,  AMT, 5.70% 10/6/00*                                              5.70        3,000        3,000
City of Brownsville Utility System, Series A, TECP:
4.05% 10/5/00                                                                             4.05        3,500        3,500
4.20% 10/11/00                                                                            4.20        1,900        1,900
4.20% 10/11/00                                                                            4.20        2,000        2,000
4.20% 11/2/00                                                                             4.20        2,000        2,000
4.10% 11/8/00                                                                             4.10        1,000        1,000
Harris County General Obligation Notes, TECP:
Series A, 4.20% 11/2/00                                                                   4.20        1,800        1,800
Series C, 4.25% 11/13/00                                                                  4.25        3,000        3,000
Series D:
4.20% 10/10/00                                                                            4.20        1,854        1,854
4.15% 10/12/00                                                                            4.15        2,204        2,204
4.10% 11/13/00                                                                            4.10        2,650        2,649
City of Houston, General Obligation Commercial Paper
Notes, TECP, Series A:
4.25% 10/10/00                                                                            4.25        4,500        4,500
4.20% 11/3/00                                                                             4.20        1,600        1,600
4.10% 11/10/00                                                                            4.10        1,500        1,500
City of Midlothian Industrial Development Corp.,
Variable Rate Demand Pollution Control Revenue Bonds
(Box-Crow Cement Co. Project), 5.55% 10/6/00*                                             5.55        4,300        4,300
South Texas Higher Education Authority, Inc. Student
Loan Revenue Bonds, Series 1997, MBIA Insured, AMT:
5.50% 10/6/00*                                                                            5.50        4,900        4,900
5.50% 10/6/00*                                                                            5.50        3,600        3,600

Utah  -  1.60%
Intermountain Power Agency Variable Rate Power Supply
Revenue Bonds, 1985 Series F, AMBAC Insured, TECP:
4.25% 12/04/00                                                                            4.25        2,400        2,399
4.25% 12/05/00                                                                            4.25        2,000        2,000

Virginia  -  0.54%
City of Norfolk, Industrial Development Authority,
Hospital Revenue Bonds (Sentara Hospitals -
Norfolk Project)
Series 1990A, TECP, 4.20% 10/2/00                                                         4.20        1,500        1,500

Washington  -  5.18%
Public Power Supply System, Project No. 1 Refunding
Electric Revenue Bonds:
Series 1991A, 6.875% 7/1/17 (Prerefunded 7/1/01)                                          4.31        3,000        3,113
Series 1993-1A, 5.45% 10/6/00*                                                            5.45        2,240        2,240
Port of Seattle:
Variable Rate General Obligation Bonds, Series                                            5.55        2,500        2,500
1985, 5.55% 10/6/00*
Subordinate Lien Revenue Notes, Series A, TECP:
4.20% 10/4/00                                                                             4.20        4,330        4,330
4.25% 10/13/00                                                                            4.25        2,100        2,100

West Virginia  -  2.36%
The County Commission of Marion County, Solid Waste
Disposal Facility Revenue Bonds,
1990 Series A (Grant Town Cogeneration Project),                                          5.65        1,500        1,500
AMT, 5.65% 10/6/00*
The County Commission of Putnam County, Solid Waste
Disposal Revenue Bonds (Toyota Motor Manufacturing
Project),
2000 Series A, AMT, 5.60% 10/6/00*                                                        5.60        5,000        5,000

Wisconsin  -  3.56%
General Obligation Bonds, TECP:
Series 1997A:
4.20% 11/6/00                                                                             4.20        3,423        3,423
4.10% 11/9/00                                                                             4.10        2,000        2,000
Series 1998A, 4.10% 11/10/00                                                              4.10        2,189        2,189
Series 1998B, 4.25% 11/3/00                                                               4.25        1,212        1,212
Transportation Revenue Commercial Paper Notes of 1997,                                    4.10        1,000        1,000
Series A, TECP, 4.10% 11/2/00

Wyoming  -  1.09%
Tax and Revenue Anticipation Notes, Series 2000A,                                         4.35        3,000        3,013
5.00% 6/27/01
                                                                                                                -------
Total Municipal Securities   (cost: $269,505,000)                                                                269,480
Excess of cash and receivables over payables                                                                       6,022
                                                                                                                -------
Net Assets                                                                                                       $275,502
                                                                                                                -------
*Coupon rate may change periodically; "yield at
acquisition" reflects current coupon rate.

See Notes to Financial Statements

The Tax-Exempt Money Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000                                          (dollars in thousands)

Assets:
Investment securities at market
 (cost: $269,505)                                                                            $269,480
Cash                                                                                              742
Receivables for--
 Sales of fund's shares                                                        $4,955
 Accrued interest                                                               1,248           6,203

                                                                                              276,425
Liabilities:
Payables for--
 Repurchases of fund's shares                                                     634
 Dividends on fund's shares                                                        62
 Management services                                                               88
 Other expenses                                                                   139             923

Net Assets at September 30, 2000 --
 Equivalent to $1.00 per share on
 275,597,809 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                 $275,502

STATEMENT OF OPERATIONS
for the year ended September 30, 2000                          (dollars in thousands)

Investment Income:
Income:
 Interest                                                                                     $10,613

Expenses:
 Management services fee                                                       $1,055
 Distribution expenses                                                            123
 Transfer agent fee                                                               191
 Reports to shareholders                                                           13
 Registration statement and prospectus                                            122
 Postage, stationery and supplies                                                 112
 Trustees' fees                                                                    14
 Auditing and legal fees                                                           53
 Custodian fee                                                                     56
 Taxes other than federal income tax                                                8           1,747

 Net investment income                                                                          8,866

Change in Unrealized Depreciation
 on Investments:
Net unrealized depreciation
 on investments:
 Beginning of year                                                                (13)
 End of year                                                                      (24)

  Net change in unrealized
   depreciation on investments                                                                    (11)

Net Increase in Net Assets Resulting
 from Operations                                                                               $8,855


STATEMENT OF CHANGES IN NET ASSETS                             (dollars in thousands)


                                                                           Year ended    September 30
                                                                                 2000            1999
Operations:
Net investment income                                                        $  8,866        $  5,659
Net unrealized
 depreciation on investments                                                      (11)            (59)

 Net increase in net assets
  resulting from operations                                                     8,855           5,600

Dividends Paid to Shareholders                                                 (8,875)         (5,698)

Capital Share Transactions:
Proceeds from shares sold                                                     516,723         475,332
Proceeds from shares issued in
 reinvestment of net investment
 income dividends                                                               8,239           5,249
Cost of shares repurchased                                                   (504,880)       (423,237)

 Net increase in net assets
  resulting from capital share
  transactions                                                                 20,082          57,344

Total Increase in Net Assets                                                   20,062          57,246

Net Assets:
Beginning of year                                                             255,440         198,194


End of year                                                                  $275,502        $255,440




See Notes to Financial Statements


 Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America(the"fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on the accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

 As of September 30, 2000, net unrealized depreciation on investments for book and federal income tax purposes aggregated $24,000; $1,000 related to appreciated securities and $25,000 related to depreciated securites. The cost of portfolio securities for book and federal income tax purposes was $269,505,000 at September 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,055,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           Net Asset Level

Rate                       In Excess of               Up to

 .39%                       $  0                       $200 million

 .37%                        200 million                600 million

 .33%                        600 million                1.2 billion

 .29%                        1.2 billion


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of net assets annually for any activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. For the year ended September 30, 2000, aggregate distribution expenses under the plan were $123,000 or .04% of net assets. As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD were $9,000.

TRANSFER AGENT FEE - A fee of $191,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $13,000.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,331,835,000 and $1,318,742,000, respectively, during the year ended September 30, 2000.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $56,000 includes $1,000 that was paid by these credits rather than in cash.

Net assets consisted of the following:

                                                                 dollars in thousands
Capital paid in on shares of beneficial interest                                  $275,598
Distributions in excess of net investment income                                      (72)
Net unrealized depreciation                                                           (24)
Net Assets                                                                        $275,502


Capital share transactions in the fund were as follows:

                                                 Year ended
                                         September 30, 2000
                                               Amount (000)            Shares

  Sold                                            $ 516,723       516,723,462
  Reinvestment of dividends                           8,239         8,238,698
  Repurchased                                      (504,880)     (504,879,768)
Total Net Increase in Fund                       $   20,082        20,082,392

                                                 Year ended
                                         September 30, 1999
                                               Amount (000)            Shares

  Sold                                            $ 475,332       475,331,901
  Reinvestment of dividends                           5,249         5,248,578
  Repurchased                                      (423,237)     (423,236,513)
Total Net Increase in Fund                       $   57,344        57,343,966


The Tax-Exempt Money fund of America
PER-SHARE DATA AND RATIOS


                                                        Net asset                       Dividends
                                                            value,          Net        (from net
                                                         beginning    investment       investment
Year ended                                                 of year        income          income)
Class A:(1)
2000                                                         $1.00     $.032 (2)          $(.032)
1999                                                           1.00         .025            (.025)
1998                                                           1.00         .029            (.029)
1997                                                           1.00         .029            (.029)
1996                                                           1.00         .029            (.029)




                                                       Net asset                    Net assets,
                                                       value, end      Total        end of year
Year ended                                              of year        return      (in millions)
Class A:(1)
2000                                                     $1.00         3.29%           $276
1999                                                      1.00         2.51            255
1998                                                      1.00         2.97            198
1997                                                      1.00         2.94            160
1996                                                      1.00         2.91            144

                                                       Ratio of      Ratio of
                                                     expenses to   expenses to
                                                      average net   average net      Ratio of
                                                       assets -      assets -         income
                                                      before fee     after fee      to average
Year ended                                               waiver        waiver       net assets
Class A:(1)
2000                                                      .64%          .64%                3.23%
1999                                                      .68           .65                  2.33
1998                                                      .71           .65                  2.94
1997                                                      .74           .65                  2.94
1996                                                      .77           .65                  2.88



(1) The fund offers Class A shares only.
(2) Based on average shares outstanding.


To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2000, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United Sates of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2000


2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                   PART C
                              OTHER INFORMATION
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(b) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(c) None
(d) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(e) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(h) None
(i) Not applicable to this filing
(j) Consent of Independent Accountants
(k) None
(l) None
(m) Previously filed (see Post-Effective Amendment No. 14 filed 11/26/97)
(n) None
(o) None
(p) None (the Fund is a Money Market Fund)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such director or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, such a quorum of disinterested directors so directs, by independent legal counsel (who may be regular counsel for the Trust) in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                       (2)                  (3)



       NAME AND PRINCIPAL                    POSITIONS AND OFFICES              POSITIONS AND OFFICES

          BUSINESS ADDRESS                     WITH UNDERWRITER                   WITH REGISTRANT



       David L. Abzug                        Vice President                     None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                          Vice President                     None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                     Vice President                     None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                    Vice President                     None



       Steven L. Barnes                      Senior Vice President              None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                         Vice President                     None



       Michelle A. Bergeron                  Senior Vice President              None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                   Regional Vice President            None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                       Senior Vice President              None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                     Vice President                     None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                         Senior Vice President              None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                     Senior Vice President              None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                            Vice President                     None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                        Vice President                     None



       Brian C. Casey                        Vice President                     None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                     Senior Vice President              None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                 Senior Vice President              None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                      Vice President                     None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                   Director                           None



L      Kevin G. Clifford                     Director, President and Co-Chief    None

                                             Executive Officer



       Ruth M. Collier                       Senior Vice President              None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                       Assistant Vice President           None



H      Carlo O. Cordasco                     Assistant Vice President           None



       Thomas E. Cournoyer                   Vice President                     None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                  Senior Vice President              None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                       Vice President                     None



       William F. Daugherty                  Regional Vice President            None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                         Regional Vice President            None

       345 Trowbridge Lane

       Lawrenceville, GA 300436



       Daniel J. Delianedis                  Vice President                     None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       James A. DePerno, Jr.                 Regional Vice President            None

       91 Church Street

       East Aurora, NY 14052



L      Bruce De Priester                     Vice President                     None



       Michael A. DiLella                    Vice President                     None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                       Senior Vice President              None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                         Senior Vice President              None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                        Director, Executive Vice           None
                                             President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                     Secretary                          Vice President



       Michael J. Dullaghan                  Regional Vice President            None

       1307 Sage Court

       Chesapeake, VA 23320



       Robert W. Durbin                      Vice President                     None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                      Senior Vice President              None



       Timothy L. Ellis                      Regional Vice President            None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                         Senior Vice President              None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                       Regional Vice President            None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                      Senior Vice President              None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                   Vice President                     None



       Jeffrey J. Greiner                    Vice President                     None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                    Director                           Chairman and Trustee



B      Mariellen Hamann                      Assistant Vice President           None



       Derek S. Hansen                       Regional Vice President            None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                       Senior Vice President              None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                       Assistant Vice President           None



       Ronald R. Hulsey                      Senior Vice President              None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                       Vice President                     None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                   Director                           None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                      Vice President                     None



       John P. Keating                       Regional Vice President            None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock                         Vice President                     None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                       Assistant Vice President



       Andrew R. LeBlanc                     Regional Vice President            None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine                      Senior Vice President              None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                         Assistant Vice President           None



       T. Blake Liberty                      Vice President                     None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                          Regional Vice President            None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                        Vice President                     None



       Louis K. Linquata                     Regional Vice President            None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace                    Director                           None



       Stephen A. Malbasa                    Senior Vice President              None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                      Senior Vice President              None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                     Director, Senior Vice              None
                                             President



L      E. Lee McClennahan                    Senior Vice President              None



       James R. McCrary                      Regional Vice President            None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                    Senior Vice President              None



       Terry W. McNabb                       Vice President                     None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe                        Vice President                     None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                        Vice President                     None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                         Vice President                     None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                      Regional Vice President            None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                         Regional Vice President            None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                       Regional Vice President            None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                       Regional Vice President            None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                      Senior Vice President              None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                   Assistant Vice President           None



       Carl S. Platou                        Vice President                     None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                          Senior Vice President              None



S      Richard P. Prior                      Vice President                     None



       Steven J. Reitman                     Senior Vice President              None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                      Vice President                     None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross                        Senior Vice President              None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                         Vice President                     None



L      James F. Rothenberg                   Director                           None



       Douglas F. Rowe                       Vice President                     None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                  Vice President                     None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                      Senior Vice President              None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                     Senior Vice President              None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                   Vice President                     None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                  Regional Vice President            None

       3078 Peachtree Drive, NE

       Atlanta, GA 30305



L      R. Michael Shanahan                   Director                           None



       Brad W. Short                         Regional Vice President            None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                        Chairman of the Board and          None

       1000 RIDC Plaza, Suite 212            Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                      Senior Vice President              None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                       Regional Vice President            None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                       Senior Vice President              None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft               Assistant Vice President           None



       Anthony L. Soave                      Regional Vice President            None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                   Assistant Vice President           None



       Nicholas D. Spadaccini                Vice President                     None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                  Assistant Vice President           None



       Daniel S. Spradling                   Senior Vice President              None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                         Director                           None



B      Max D. Stites                         Vice President                     None



       Thomas A. Stout                       Vice President                     None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                     Vice President                     None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                  Senior Vice President              None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                        Assistant Vice President           None



       Gary J. Thoma                         Regional Vice President            None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                       Vice President                     None



I      Christopher E. Trede                  Vice President                     None



       George F. Truesdail                   Senior Vice President              None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                  Vice President                     None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                        Regional Vice President            None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                      Vice President                     None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                         Senior Vice President,             None

                                             Treasurer and Controller



       Gregory J. Weimer                     Vice President                     None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                      Director                           None



       George J. Wenzel                      Regional Vice President            None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                       Assistant Vice President           None



SF     N. Dexter Williams                    Senior Vice President              None



       Timothy J. Wilson                     Vice President                     None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                     Vice President                     None



H      Marshall D. Wingo                     Director, Senior Vice              None
                                             President



L      Robert L. Winston                     Director, Senior Vice              None
                                             President



       William R. Yost                       Senior Vice President              None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                        Regional Vice President            None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                     Regional Vice President            None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                       Regional Vice President            None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a



                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 9th day of March, 2001.

   THE TAX-EXEMPT MONEY FUND OF AMERICA
   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 9, 2001, by the following persons in the capacities indicated.

         SIGNATURE                                                  TITLE



(1)      Principal Executive Officer:
          /s/ Abner D. Goldstine                                    President and Trustee
            (Abner D. Goldstine)
(2)      Principal Financial Officer
         and Principal Accounting Officer:
          /s/ Susi M. Silverman                                     Treasurer
            (Susi M. Silverman)
(3)      Trustees:
         Richard G. Capen, Jr.*                                     Trustee
         H. Frederick Christie*                                     Trustee
         Don R. Conlan*                                             Trustee
         Diane C. Creel*                                            Trustee
         Martin Fenton*                                             Trustee
         Leonard R. Fuller*                                         Trustee
         /s/ Abner D. Goldstine                                     President and Trustee
            (Abner D. Goldstine)
         /s/ Paul G. Haaga, Jr.                                     Chairman and Trustee
            (Paul G. Haaga, Jr.)
         Richard G. Newman*                                         Trustee
         Frank M. Sanchez*                                          Trustee


*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

        /s/ Michael J. Downer
       (Michael J. Downer)